Acquisitions (Tables)	3 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Summary of Allocation of Acquisition Costs

The following is a summary of the allocation of the acquisition costs in the above transactions.

Total
Property, plant and equipment	$78,571
Goodwill	158,545
Site locations	234,584
Non-competition agreements	20
Customer lists and contracts	39,294
Current assets	4,646
Current liabilities	(4,522)

$511,138

Summary of Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information for the Company gives effect to the 2016 and 2015 acquisitions as if they had occurred on January 1, 2015. These pro forma results do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred on such date or to project the Company’s results of operations for any future period.

	Three months ended March 31,
	2016	2015
	(unaudited)
Net revenues	$340,216	$331,302
Net income applicable to common stock	$51,849	$40,956
Net income per common share — basic	$0.54	$0.43
Net income per common share — diluted	$0.54	$0.43